Investments (Tables)	12 Months Ended
Dec. 31, 2022
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Disclosure of Detailed Information about Financial Instruments
As of and for the year ended December 31, 2022:

In $000s	Jan. 1, 2022	Additions	Disposals	Transfers	Fair Value Adjustment	Interest Revenue	Dec. 31, 2022

Short-term investments

Convertible debt instruments 1	$-	$-	$-	$1,272	$-	$-	$1,272

Loans receivable 3	5,001	-	(2,787)	-	-	287	2,501

Total short-term investments	$5,001	$-	$(2,787)	$1,272	$-	$287	$3,773

Non-current investments

Common shares 2	$21,486	$10,748	$(4,820)	$-	$(8,389)	$-	$19,025

Warrants and other 1	1,666	-	-	-	422	-	2,088

Convertible debt instruments 1	904	104,972	(934)	(1,272)	1,334	-	105,004

Loans receivable 3	-	33,781	(33,311)	-	-	(470)	-

Total non-current investments	$24,056	$149,501	$(39,065)	$(1,272)	$(6,633)	$(470)	$126,117

Total investments	$29,057	$149,501	$(41,852)	$-	$(6,633)	$(183)	$129,890

1	Fair value adjustment recorded within Net Income (loss) for the period.
2	Fair value adjustment recorded within Other Comprehensive Income (loss) for the period.
3	Interest revenue recorded within Net Income (loss) for the period.

As
of and for the year ended December 31, 2021:

In $000s	Jan. 1, 2021	Additions	Disposals	Transfers	Fair Value Adjustment	Interest Revenue	Dec. 31, 2021

Short-term investments

Convertible debt instruments 1	$1,852	$-	$(1,722)	$-	$(130)	$-	$-

Loans receivable 3	15	-	(176)	4,986	-	176	5,001

Total short-term investments	$1,867	$-	$(1,898)	$4,986	$(130)	$176	$5,001

Non-current investments

Common shares 2	$28,416	$20,799	$(15,882)	$-	$(11,847)	$-	$21,486

Vale royalties financial instrument	-	-	(5,887)	-	5,887	-	-

Warrants and other 1	1,143	-	(99)	-	622	-	1,666

Convertible debt instruments 1	15,525	-	(12,470)	-	(2,151)	-	904

Loans receivable 3	5,001	-	(189)	(4,986)	-	174	-

Total non-current investments	$50,085	$20,799	$(34,527)	$(4,986)	$(7,489)	$174	$24,056

Total investments	$51,952	$20,799	$(36,425)	$-	$(7,619)	$350	$29,057

1	Fair value adjustment recorded within Net Income (loss) for the period.
2	Fair value adjustment recorded within Other Comprehensive Income (loss) for the period.
3	Interest revenue recorded within Net Income (loss) for the period.